Fair Value Measurements (Tables)	12 Months Ended
May 29, 2016
Fair Value Disclosures [Abstract]
Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis
The following tables summarize the fair values of financial instruments measured at fair value on a recurring basis at May 29, 2016 and May 31, 2015:

Items Measured at Fair Value at May 29, 2016
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$2.0	$—	$2.0	$—
U.S. Treasury securities	(2)	3.9	3.9	—	—
Mortgage-backed securities	(1)	1.0	—	1.0	—
Derivatives:
Equity forwards	(3)	3.8	—	3.8	—
Total		$10.7	$3.9	$6.8	$—

Items Measured at Fair Value at May 31, 2015
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$2.2	$—	$2.2	$—
U.S. Treasury securities	(2)	5.0	5.0	—	—
Mortgage-backed securities	(1)	1.6	—	1.6	—
Derivatives:
Equity forwards	(3)	1.7	—	1.7	—
Interest rate swaps	(4)	3.6	—	3.6	—
Total		$14.1	$5.0	$9.1	$—

(1)
The fair value of these securities is based on closing market prices of the investments, when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.

(2)	The fair value of our U.S. Treasury securities is based on closing market prices.

(3)	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.

(4)	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.